Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Contributed to ESOP

The amounts contributed to the ESOP were $0 for both years 2025 and 2024 and no future expense for contributions is expected.

	For the fiscal year ended
	June 30,
	2025	2024
Allocated shares	110,660	110,660
Shares committed to be released	-	-
Unearned shares	-	-
Total ESOP shares	110,660	110,660

Fair value of unearned shares at end of period	$-	$-

Schedule of Earnings Per Share	The factors used in the basic and diluted earnings per share computations for the fiscal years ended June 30 follow:
	For the fiscal year ended
	June 30,
	2025	2024
Net income (loss) allocated to common shareholders, basic and diluted	$181,000	$(1,721,000)

EARNINGS PER SHARE	$0.02	$(0.21)

Weighted average common shares outstanding, basic and diluted	8,098,715	8,098,715

Schedule of Fair Value Measurements of Assets and Liabilities

The following table presents the fair value measurements of assets and liabilities measured at fair value on a recurring basis at June 30, 2025 and 2024. The securities represented are only those classified as available-for sale.

		Fair Value Measurements Using
		Quotes Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
2025
Agency mortgage-backed: residential	$9,757	$-	$9,757	$-

2024
Agency mortgage-backed: residential	$9,648	$-	$9,648	$-

Schedule of Financial Instruments

The Company’s financial instruments at June 30, 2025 and 2024 are as follows:

		Fair Value Measurements at
	Carrying	June 30, 2025 Using
(in thousands)	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$19,480	$19,480			$19,480
Available-for-sale securities	9,757		$9,757		9,757
Held-to-maturity securities	171		171		171
Loans receivable - net	327,248			$319,432	319,432
Federal Home Loan Bank stock	3,980				n/a
Accrued interest receivable	1,438		1,438		1,438

Financial liabilities
Deposits	$277,563	$77,988	$199,603		$277,591
Federal Home Loan Bank advances	42,760		42,837		42,837
Advances by borrowers for taxes and insurance	869		869		869
Accrued interest payable	949		949		949

		Fair Value Measurements at
	Carrying	June 30, 2024 Using
(in thousands)	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$18,287	$18,287			$18,287
Available-for-sale securities	9,648		$9,648		9,648
Held-to-maturity securities	213		203		203
Loans receivable - net	333,025			$318,867	318,867
Federal Home Loan Bank stock	4,230				n/a
Accrued interest receivable	1,169		1,169		1,169

Financial liabilities
Deposits	$256,139	$79,567	$176,272		$255,839
Federal Home Loan Bank advances	68,988		68,122		68,122
Advances by borrowers for taxes and insurance	909		909		909
Accrued interest payable	176		176		176

Schedule of Loans Outstanding

18. Related Party Transactions: Loans outstanding to executive officers, directors, significant shareholders and their affiliates (related parties) at June 30, 2025 and 2024 are summarized as follows:

(in thousands)	2025	2024
Outstanding principal, beginning of year	$979	$480
Changes in composition of related parties	-	338
Principal disbursed during the year	327	194
Principal repaid and refinanced during the year	(244)	(33)
Outstanding principal, end of year	$1,062	$979